Cover	Jun. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41012
Entity Registrant Name	Finnovate Acquisition Corp.
Entity Central Index Key	0001857855
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	265 Franklin Street
Entity Address, Address Line Two	Suite 1702
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	424
Local Phone Number	253-0908
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false